                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number:       3235-0006
                                                     Expires:  February 28, 1997
                                                     Estimated average burden
                                                     hours per response....24.60
                                                     ---------------------------

                                                     ---------------------------
                                                            SEC USE ONLY
                                                     ---------------------------

                                                     ---------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 2000
                                                        ------------------
--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

MARSHFIELD ASSOCIATES
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

21 DUPONT CIRCLE                      WASHINGTON         DC          20036
--------------------------------------------------------------------------------
Business Address    (Street)            (City)         (State)       (Zip)

CHRIS NIEMCZEWSKI               MANAGING DIRECTOR              202-828-6200
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


-----------------------------------ATTENTION------------------------------------
               INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed
on its behalf in the City of     WASHINGTON     and the State of     DC     on
                             ------------------                  ----------
the   13th  day of      November       , 2000.
    -------        --------------------

                                              MARSHFIELD ASSOCIATES
                                  ----------------------------------------------
                                    (Name of Institutional Investment Manager)

                                                      [SIG]
                                  ----------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.: Name:                     13F File No.:
------------------------- ------------- ------------------------- -------------
1.                                      6.
------------------------- ------------- ------------------------- -------------
2.                                      7.
------------------------- ------------- ------------------------- -------------
3.                                      8.
------------------------- ------------- ------------------------- -------------
4.                                      9.
------------------------- ------------- ------------------------- -------------
5.                                      10.
------------------------- ------------- ------------------------- -------------

                                                                 SEC 1685 (5/91)

                             Marshfield Associates
                                    FORM 13F
                               September 29, 2000

                                                                                                                VOTING AUTHORITY
                                                                                                               ------------------
                                 TITLE OF                VALUE     SHARES/    SH/   PUT/  INVSTMT   OTHER
NAME OF ISSUER                    CLASS       CUSIP     (X$1000)   PRN AMT    PRN   CALL  DSCRETN  MANAGERS     SOLE  SHARED NONE
------------------------------   --------   ---------   --------   --------   ---   ----  -------  --------    ------ ------ ----
A C Neilsen Corp                 COM        004833109      24206    1016520   SH          Sole                1016520
Abbott Laboratories              COM        002824100       1066      22422   SH          Sole                  22422
American Express Company         COM        025816109      16795     276453   SH          Sole                 276453
American Home Products Corpora   COM        026609107       1582      28038   SH          Sole                  28038
American International Group     COM        026874107       2766      28910   SH          Sole                  28910
Anheuser-Busch Companies, Inc.   COM        035229103       1547      36560   SH          Sole                  36560
BP Amoco Plc - ADR               COM        055622104        279       5265   SH          Sole                   5265
Bank of America Corp             COM        066050105        549      10482   SH          Sole                  10482
Berkley W.R. Corp                COM        084423102       6279     181675   SH          Sole                 181675
Berkshire Hathaway Class A       COM        084670108      23248        361   SH          Sole                    361
Berkshire Hathaway Class B       COM        084670207      31729      15328   SH          Sole                  15328
Bestfoods                        COM        126149103       1130      15528   SH          Sole                  15528
Bristol Myers-Squibb             COM        110122108       1561      27153   SH          Sole                  27153
CCC Information Services         COM        12487Q109      11525    1429465   SH          Sole                1429465
Chase Manhattan Bank             COM        16161A108        236       5100   SH          Sole                   5100
Chevron Corporation              COM        166751107        205       2402   SH          Sole                   2402
Cisco Systems Inc                COM        17275R102        408       7390   SH          Sole                   7390
Citigroup                        COM        132187105      13969     258379   SH          Sole                 258379
Coca-Cola Company                COM        191216100       1373      24905   SH          Sole                  24905
Colgate-Palmolive Company        COM        194162103        519      11000   SH          Sole                  11000
Disney (Walt) Company            COM        254687106       1331      34797   SH          Sole                  34797
Dover Corp.                      COM        260003108       9506     202532   SH          Sole                 202532
Eli Lilly                        COM        532457108        262       3232   SH          Sole                   3232
Emerson Electric Co.             COM        291011104       1401      20913   SH          Sole                  20913
Enron Corporation                COM        293561106       1481      16900   SH          Sole                  16900
Estee Lauder                     COM        518439104        293       8000   SH          Sole                   8000
ExxonMobil Corporation           COM        30231G102       2439      27361   SH          Sole                  27361
Family Dollar Stores Inc         COM        307000109        323      16800   SH          Sole                  16800
Federal Home Loan Mortgage Cor   COM        313400301      37015     684673   SH          Sole                 684673
Federal National Mortgage Asso   COM        313586109      11083     155004   SH          Sole                 155004
Gannett Inc.                     COM        364730101      10287     194085   SH          Sole                 194085
General Electric Company         COM        369604103      21672     374876   SH          Sole                 374876
Georgia-Pacific Group            COM        373298108        262      11134   SH          Sole                  11134
Gillette Company, The            COM        375766102       1466      47483   SH          Sole                  47483
Great Lakes Chemical             COM        390568103        778      26546   SH          Sole                  26546
H & R Block                      COM        093671105       1447      39037   SH          Sole                  39037
Heineken Holdings Cl A           COM                         825      23292   SH          Sole                  23292
Heinz (H.J.) Company             COM        423074103        878      23686   SH          Sole                  23686
Hewlett Packard                  COM        428236103        580       5982   SH          Sole                   5982
HomeFed Corp                     COM                         222     370775   SH          Sole                 370775
Intel Corp                       COM        458140100       2861      68838   SH          Sole                  68838
Intl Business Machines Corpora   COM        459200101        639       5674   SH          Sole                   5674
Johnson & Johnson                COM        478160104      24480     260594   SH          Sole                 260594
Leucadia National Corporation    COM        527288104      18044     674550   SH          Sole                 674550
Lucent Technologies              COM        549463107        583      19062   SH          Sole                  19062
Markel Corp                      COM        570535104      16952     111708   SH          Sole                 111708
Marriott International Inc Cla   COM        571900109      10396     285310   SH          Sole                 285310
Mattel, Inc                      COM        577081102      11754    1050665   SH          Sole                1050665
Mc Donald's Corporation          COM        580135101      15188     503135   SH          Sole                 503135
Merck & Co., Inc.                COM        589331107       5770      77509   SH          Sole                  77509
Microsoft Corporation            COM        594918104       1987      32949   SH          Sole                  32949
Minnesota Mining & Manufacturi   COM        604059105       2072      22740   SH          Sole                  22740
Morgan Stanley Dean Witter & C   COM        24240V101      25859     282805   SH          Sole                 282805
Nestle ADR (Regular Shares)      COM        641069406        911       8470   SH          Sole                   8470
Nestle Ltd. (Registered)         COM                         479        230   SH          Sole                    230
Nike Inc Cl B                    COM        654106103      21355     533047   SH          Sole                 533047
Oracle Corp                      COM        68389X105        200       2540   SH          Sole                   2540
PepsiCo, Inc.                    COM        713448108      12826     278824   SH          Sole                 278824

                             Marshfield Associates
                                    FORM 13F
                               September 29, 2000

                                                                                                                VOTING AUTHORITY
                                                                                                               ------------------
                                 TITLE OF                VALUE     SHARES/    SH/   PUT/  INVSTMT   OTHER
NAME OF ISSUER                    CLASS       CUSIP     (X$1000)   PRN AMT    PRN   CALL  DSCRETN  MANAGERS     SOLE  SHARED NONE
------------------------------   --------   ---------   --------   --------   ---   ----  -------  --------    ------ ------ ----
Pfizer Inc.                      COM        717081103       2998      66715   SH          Sole                  66715
Philip Morris Companies Inc.     COM        718154107        221       7523   SH          Sole                   7523
Procter & Gamble Company, The    COM        742718109       1999      29832   SH          Sole                  29832
Reuters Group PLC Sponsored AD   COM        761324201        233       2072   SH          Sole                   2072
Roper Industries Inc             COM        776696106       6448     194290   SH          Sole                 194290
SBC Communications Inc           COM        78387G103        654      13090   SH          Sole                  13090
Sabre Holdings Corp Cl A         COM        785905100      16096     556234   SH          Sole                 556234
Schering-Plough Corp.            COM        806605101        893      19180   SH          Sole                  19180
Servicemaster Ltd Partnership    COM        81760N109        172      17375   SH          Sole                  17375
Solectron Corp                   COM        834182107        374       8104   SH          Sole                   8104
St. Paul Companies               COM        792860108       3647      72400   SH          Sole                  72400
State Street Corp                COM        857477103        559       4300   SH          Sole                   4300
Student Loan Corp                COM        863902102        364       7450   SH          Sole                   7450
Tribune Co                       COM                         355       8147   SH          Sole                   8147
Tricon Global Restaurants        COM        895953107      36387    1188154   SH          Sole                1188154
USA Education Inc.               COM        863871505        226       4700   SH          Sole                   4700
Verizon Communications           COM        077853109        753      15536   SH          Sole                  15536
Vitesse Semiconductor Corp       COM        928497106        222       2500   SH          Sole                   2500
Wachovia Corp                    COM        929771103        452       7977   SH          Sole                   7977
Wal-Mart Stores, Inc.            COM        931142103        268       5568   SH          Sole                   5568
Washington Post Co Cl B          COM        939640108       3659       6931   SH          Sole                   6931
Wells Fargo & Company            COM        949740104      24367     530443   SH          Sole                 530443
White Mountains Insurance Grou   COM                       56057     205432   SH          Sole                 205432
Williams Companies, The          COM        969457100        380       9000   SH          Sole                   9000
Worldcom, Inc.                   COM        55268B106        266       8756   SH          Sole                   8756
Markel Contingent Value Rights                               246      32735   SH          Sole                  32735
REPORT SUMMARY                   84 DATA RECORDS          575176               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED